Related Party Transactions	12 Months Ended
Apr. 30, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]

14. Related Party Transactions

14.1 Related Party Transactions

Related party transactions are based on the amounts agreed to by the parties. During the years ended April 30, 2024 and 2023, the Company did not enter into any material contracts or undertake any significant commitment or obligation with any related parties other than as described herein and elsewhere in these financial statements.

14. Related Party Transactions (continued)

14.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity.

The remuneration of directors and key management, for the years ended April 30, 2024 and 2023, comprised of:

	For the year ended April 30,
	2024	2023
	($)	($)
Management salaries	402	378
Directors' fees	194	200
Share-based compensation	425	540
Total	1,021	1,118